SCHEDULE OF WARRANTS OUTSTANDING (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrant Outstanding	900,000	900,000	600,000	400,000
Number of Warrant Exerciseable	900,000	900,000
Warrant Exercise Price	$ 2.00	$ 2.00	$ 2.00	$ 2.00
Weighted Average Life (Years)	3 years 2 months 23 days	3 years 5 months 23 days
9 August 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrant Outstanding	400,000	400,000
Number of Warrant Exerciseable	400,000	400,000
Warrant Exercise Price	$ 2.00	$ 2.00
Weighted Average Life (Years)	1 year 18 days	1 year 1 month 28 days
Warrant Expiry Date	Aug. 09, 2026	Aug. 09, 2026
4 August 2022 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrant Outstanding	200,000	200,000
Number of Warrant Exerciseable	200,000	200,000
Warrant Exercise Price	$ 2.00	$ 2.00
Weighted Average Life (Years)	8 months 26 days	9 months 18 days
Warrant Expiry Date	Aug. 04, 2027	Aug. 04, 2027
23 July 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrant Outstanding	300,000	300,000
Number of Warrant Exerciseable	300,000	300,000
Warrant Exercise Price	$ 2.00	$ 2.00
Weighted Average Life (Years)	1 year 5 months 8 days	1 year 6 months 7 days
Warrant Expiry Date	Jul. 23, 2028	Jul. 23, 2028